Called-up share capital - Narrative (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) vote shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares	$ 776	$ 1,511	$ 355
Percentage of ordinary share capital repurchased	0.60%
Percentage of number of shares held in treasury	5.40%	5.90%	6.90%
Movement in shares held in treasury to ordinary share capital, percent	0.30%	0.50%	1.00%
Preference shares
Disclosure of classes of share capital [line items]
Number of shareholder votes per each 5 pounds in nominal amount held (vote) | vote	2
Percentage of the capital paid on preference shares, added to accrued and unpaid dividends	10.00%
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shareholder votes held (vote) | vote	1
Ordinary share repurchase (in shares) | shares	120,058	235,951	50,202
Payments to acquire or redeem entity's shares	$ 776
Transaction costs for repurchase of ordinary shares	$ 4